Equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Equity
Note 21 - Equity
Changes in the Group's equity during the years ended December 31, 2025 and 2024 were as follows:

	Quantity		In US$ (thousands)
	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2024	467,976,748	1,642,233,575	(21,168)	(3,615,187)

Conversion of Class B to Class A (1:1)	1,592,341,000	(1,592,341,000)	—	—
Equity-settled share-based payment	144,249	—	(1)	(9,840)
Balance as of December 31, 2024	2,060,461,997	49,892,575	(21,169)	(3,625,027)

Balance as of January 1, 2025	2,060,461,997	49,892,575	(21,169)	(3,625,027)
Equity issuance - June PIPE	210,476,190	(20,000,000)	(1,905)	(197,766)
Related party capital contribution	—	—	—	(23,835)
Equity-settled share-based payment	8,937,392	—	(89)	(9,053)
Equity issuance - December PIPE	465,356,760	—	(4,654)	(277,777)
Balance as of December 31, 2025	2,745,232,339	29,892,575	(27,817)	(4,133,458)
The following instruments of the Parent were issued and outstanding as of December 31, 2025 and 2024, and are presented in quantity:

	As of December 31,
	2025	2024
Outstanding shares
Class A Shares with a par value of $0.01	2,745,232,339	2,060,461,997
of which were owned by related parties	1,885,066,989	1,675,841,017
Class B Shares with a par value of $0.01	29,892,575	49,892,575
of which were owned by related parties	29,892,575	49,892,575
Class C-1 Shares with a par value of $0.10	20,499,965	20,499,965
Class C-2 Shares with a par value of $0.10	4,500,000	4,500,000
Redeemable Preferred Shares with a par value of GBP 1.00.	50,000	50,000
Holders of Class A Shares in Parent are entitled to one vote per share and holders of Class B Shares in the Parent are entitled to ten votes per share. Holders of Class C Shares in Parent are entitled to one vote per share for certain matters, but have no voting rights with respect to general matters voted on by holders of Class A Shares and Class B Shares in the Parent. Additionally, holders of GBP Redeemable Preferred Shares in the Parent have no voting rights. Any dividends or other distributions paid by the Parent shall only be issued to holders of outstanding Class A Shares and Class B Shares in the Parent. Holders of Class C Shares and GBP Redeemable Preferred Shares in the Parent are not entitled to participate in any dividends or other distributions. Refer to Note 17 - Financial instruments for additional information on the Class C Shares which are accounted for as derivative financial liabilities in accordance with IAS 32 and IFRS 9.
As of December 31, 2025, there were an additional 2,254,767,661 Class A Shares and 1,747,474,164 Class B Shares with par values of $0.01 authorized for issuance. No additional Class C Shares or Redeemable Preferred Shares were authorized for issuance.
Equity issuances - PIPE
On June 16, 2025, Polestar entered into a Securities Purchase Agreement pursuant to which Polestar agreed to sell 190,476,190 newly issued Class A ADS to PSD Investment Limited ("PSD") for an aggregate subscription amount of $200.0 million through a PIPE at a price of $1.05 per Class A ADS, which represented the volume weighted average closing sale price for the previous five consecutive trading days prior to signing. As permitted under the agreement, PSD opted to prepay the subscription amount. Prior to closing of the PIPE and delivery of the new Class A ADS, PSD converted 20,000,000 of its Class B ADS into Class A ADS in order to keep the overall voting power of its Polestar shareholdings below 50%. This conversion was effected on July 22, 2025, and the PIPE was closed on July 23, 2025.
On December 19, 2025, Polestar entered into Securities Purchase Agreements pursuant to which Polestar agreed to sell a total of 15,511,892 newly issued Class A ADS to third party investors for an aggregate subscription amount of $300.0 million at a price of $19.34 per Class A ADS. In parallel to this transaction, entities controlled by Polestar Group's ultimate controlling shareholder (related parties) entered into put option arrangements with the third party investors which allow the relevant investor to sell the Class A ADSs acquired from Polestar to the related parties during an exercise period at the end of the term of the put option at a pre-determined price to the extent the investor has not disposed of such Class A ADSs before then. Polestar is not party to these contracts and has no obligation under them. However, these contracts were necessary to enable the transaction to close with the terms that it did, including a price per share above the market price at that date, and, therefore, Polestar indirectly benefited from them. Polestar concluded that the related parties were acting as its shareholders by making these arrangements for its benefit and therefore accounted for this support as a capital contribution with a fair value of $202.7 million. The transactions closed on December 23, 2025.
ADS Ratio Change
On December 9, 2025, Polestar's Class A, Class B, Class C-1 and Class C-2 ADS's ratio changed from the current ADS Ratio of one (1) ADS to one (1) ordinary share, to the new underlying ADS Ratio of one (1) ADS to thirty (30) ordinary shares. There was no change to the Company's Class A, Class B, Class C-1 or Class C-2 ordinary shares.